Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations
Schedule of discontinued operations

	2024	2023	2022
Other income	38,401	29,881	—
Research and development	(1,337,936)	(5,716,857)	(6,417,258)
General and administration	(673,259)	(2,351,356)	(3,562,048)
Total operating costs	(2,011,195)	(8,068,213)	(9,979,306)

Operating loss	(1,972,794)	(8,038,332)	(9,979,306)

Finance expense	(5,672)	(17,742)	(20,951)
Net loss before tax	(1,978,466)	(8,056,074)	(10,000,257)
Income tax expense	—	—	—
Net loss from discontinued operations	(1,978,466)	(8,056,074)	(10,000,257)
Net gain / (loss) of the sale of activities after income tax	13,943,595	—	—
Total net gain / (loss) from Discontinued operations	11,965,129	(8,056,074)	(10,000,257)

	2024	2023	2022
Staff costs	1,422,182	5,138,331	6,800,016
Depreciation	67,422	294,200	314,330
External research and development cost	333,278	1,805,708	2,146,264
Laboratory consumables	17,735	331,279	319,305
Patent maintenance and registration costs	62,563	140,906	52,056
Professional fees	38,271	—	6,626
Short-term leases	8,329	35,130	29,974
Other operating costs	61,415	322,659	310,735
Total discontinued operating costs	2,011,195	8,068,213	9,979,306

	2024	2023	2022
Net profit / (loss) from discontinued operations	11,965,129	(8,056,074)	(10,000,257)
Adjustments for:
Net gain on Neurosterix Transaction	(13,943,595)	—	—
Value of share-based services	327,681	1,514,267	3,004,365
Post-employment benefits	(27,338)	(61,238)	(13,664)
Depreciation	67,422	294,200	314,330
Net gain related to lease modifications	—	(318)	—
Finance cost net	5,672	17,742	20,237
Decrease / (increase) in trade and other receivables	12,702	111,829	5,576
Decrease / (increase) in prepayments	(151,695)	26,065	35,724
Increase in other current assets	(7,967)	—	—
Increase / (decrease) in payables and accruals	(811,126)	5,059	(48,407)
Increase / (decrease) in deferred income	(38,401)	324,210	—
Net cash flow used in operating activities	(2,601,516)	(5,824,258)	(6,682,096)

Net cash flow from / (used in) investing activities
Cash received from Neurosterix Transaction	5,119,754	—	—
Legal fees paid for Neurosterix Transaction	(473,270)	—	—
Purchase of property, plant and equipment	—	(6,842)	(581)
Net cash from / (used) in investing activities	4,646,484	(6,842)	(581)

Cash flows used in financing activities
Principal element of lease payment	(63,772)	(270,294)	(277,138)
Interest paid	(5,672)	(17,742)	(20,237)
Net cash used in financing activities	(69,444)	(288,036)	(297,375)

Net cash from / (used in) discontinued activities	1,975,524	(6,119,136)	(6,980,052)

2024
Consideration received
Cash in from Neurosterix Pharma Sàrl sale	5,000,000
Fair value of Neurosterix US Holdings LLC’s participation	9,428,400
Net gain on Neurosterix Pharma Sàrl derecognition (IFRS10)	539,250
Retirement benefit obligation of employees leaving the Group (IAS 19)	433,791
Fair value of service agreement	182,348
Net debt liabilities related to Neurosterix Pharma Sàrl (IFRS 16)	11,144
Total disposal consideration	15,594,933

Investment in Neurosterix Pharma Sàrl	(20,000)
Legal fees paid for Neurosterix Transaction	(473,269)
Accelerating vesting ESOP/DSPPP	(1,158,069)
Total costs related to activities sold	(1,651,338)

Net gain on sale before income tax	13,943,595

Income tax expense on gain	—
Net gain on sale after income tax	13,943,595